Shareholders’ equity	6 Months Ended
Jun. 30, 2026
Equity [Abstract]
Shareholders’ equity

Note 13 Shareholders’ equity

Ordinary shares

The Company was established under the laws of Cayman Islands on September 30, 2022 with authorized share capital of US$30,300, divided into 303,000,000 shares comprising 300,000,000 ordinary shares of par value of US$0.0001 each and 3,000,000 preference shares of par value of US$0.0001 each.

Change in the Company’s Authorized Share Capital

By a special resolution passed on the Company’s extraordinary general meeting on September 29, 2025, the Company’s authorized share capital changed from US$30,300 divided into 303,000,000 shares comprising 300,000,000 ordinary shares of par value of US$0.0001 each and 3,000,000 preference shares of par value of US$0.0001 each, to US$30,300 divided into 303,000,000 shares comprising 285,000,000 class A ordinary shares of par value of US$0.0001 each and 18,000,000 class B ordinary shares of par value of US$0.0001 each.

Re-designation and Re-classification of the Company’s Ordinary Shares

By a special resolution passed on the Company’s extraordinary general meeting on September 29, 2025, the Company’s ordinary shares be re-designated and re-classified as follows:

a)	the 8,000,000 issued ordinary share of par value of US$0.0001 each in the capital of the Company registered in the name of Luxury Max Investments Limited be redesignated as 8,000,000 issued class B ordinary shares of US$0.0001 each (the “Class B Ordinary Shares”), having 20 votes each Class B ordinary share.
b)	the remaining 3,062,500 issued ordinary shares of par value of US$0.0001 each in the capital of the Company registered in the names of various shareholders be redesignated as 3,062,500 issued class A ordinary shares of US$0.0001 each (the “Class A Ordinary Shares”), having one vote each Class A ordinary share.
c)	the 281,937,500 authorized but unissued ordinary shares of par value of US$0.0001 each in the capital of the Company be redesignated as 281,937,500 authorized but unissued Class A Ordinary Shares.
d)	the 7,000,000 authorized but unissued ordinary shares of par value of US$0.0001 each in the capital of the Company be redesignated as 7,000,000 authorized but unissued Class B Ordinary Shares.
e)	the 3,000,000 authorized but unissued preference shares of par value of US$0.0001 each in the capital of the Company be redesignated as 3,000,000 authorized but unissued Class B Ordinary Shares.

Statutory reserves

In accordance with the relevant PRC laws and regulations, the Group’s subsidiaries in the PRC are required to provide for certain statutory reserves, which are appropriated from net profit as reported in accordance with PRC accounting standards. The Group’s subsidiaries in the PRC are required to allocate at least 10% of their after-tax profits to the general reserve until such reserve has reached 50% of their respective registered capital. Appropriations to other types of reserves in accordance with relevant PRC laws and regulations are to be made at the discretion of the board of directors of each of the Group’s subsidiaries in the PRC. The statutory reserves are restricted from being distributed as dividends under PRC laws and regulations.